RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Nov. 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Professional Fees		$ 1,985,780	$ 442,795
Debt Conversion, Original Debt, Amount		$ 3,633,983
Debt Conversion, Converted Instrument, Shares Issued			332,804
Debt Instrument, Convertible, Conversion Price		$ 6.40	$ 8.80
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 19.52	$ 8.80	$ 8.80
Legal Fees		$ 272,064	$ 67,147
Accounts Payable and Accrued Liabilities		$ 195,000	32,716
Series B Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price		$ 6.40
Earth Property Holdings LLC [Member] | Separation Agreement [Member]
Revenue from Related Parties			250,000
Debt Instrument, Periodic Payment		$ 34,136
IGL Pharma Inc [Member]
Professional Fees	$ 140,000
President [Member]
Shares, Issued	12,500
Officers and Directors [Member]
Proceeds from Short-term Debt			$ 45,500
Debt Instrument, Interest Rate During Period			10.00%
Short-term Debt		7,500
Officers and Directors [Member] | Series B Preferred Stock [Member]
Debt Conversion, Original Debt, Amount		$ 23,000
Debt Conversion, Converted Instrument, Shares Issued		23
Debt Instrument, Convertible, Conversion Price		$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,643
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 14.00